Financial instruments and risk concentration (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable allowances [Roll Forward]
Notional amount of foreign currency derivatives	$ 516
Notional amount of foreign currency derivative contract to sell Japanese yen	253
Notional amount of foreign currency derivative contract to sell euros	105
Notional amount of foreign currency derivative contract to sell British pound sterling	39
Allowance for doubtful accounts, current [Member]
Accounts receivable allowances [Roll Forward]
Balance at beginning of year	18	23	30
Additions charged (credited) to operating results	1	(4)	1
Recoveries and write-offs, net	0	(1)	(8)
Balance at end of year	$ 19	$ 18	$ 23